Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—82.9%
	Aerospace/Defense—1.6%
$ 300,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 305,891
475,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	489,639
	TOTAL	795,530
	Airlines—0.1%
50,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	49,451
	Automotive—2.8%
125,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	127,108
75,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	78,213
125,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	127,298
250,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	258,438
200,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	200,069
180,250	Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	155,878
350,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.750%, 11/15/2030	361,867
125,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	128,542
	TOTAL	1,437,413
	Building Materials—3.8%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	171,588
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	235,261
300,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	280,280
250,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	254,739
250,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	254,566
400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	380,964
150,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2032	151,057
200,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	199,319
	TOTAL	1,927,774
	Cable Satellite—3.1%
700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	624,048
350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	354,955
104,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	103,844
150,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	149,311
200,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	189,364
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	168,873
	TOTAL	1,590,395
	Chemicals—3.8%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	137,006
175,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	182,204
200,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	205,101
75,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	77,732
150,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	145,887
200,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	197,357
54,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,724
275,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	283,446
425,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	431,475
225,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	226,337
	TOTAL	1,940,269

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—1.2%
$ 50,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2031	$ 49,995
250,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	259,768
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	330,981
	TOTAL	640,744
	Consumer Cyclical Services—2.0%
75,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	76,681
175,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	182,963
25,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	25,428
50,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	50,900
400,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	391,379
125,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	124,531
170,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	174,225
	TOTAL	1,026,107
	Consumer Products—1.1%
125,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	131,028
450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	433,154
25,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	24,911
	TOTAL	589,093
	Diversified Manufacturing—1.0%
200,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	205,906
300,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.250%, 4/15/2031	297,154
	TOTAL	503,060
	Environmental—0.3%
175,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2031	177,893
	Finance Companies—1.7%
350,000	Crosscountry Intermediate HoldCo. LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	344,536
150,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	152,298
150,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 7.125%, 2/1/2032	155,391
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	240,387
	TOTAL	892,612
	Food & Beverage—1.1%
100,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	99,842
275,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	272,917
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	204,869
	TOTAL	577,628
	Gaming—5.0%
150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	149,550
225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	216,924
350,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	349,850
50,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	51,046
275,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	281,210
375,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	380,554
275,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	267,604
225,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	226,777
125,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	123,210
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	212,935
175,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	184,849
100,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2029	99,253
	TOTAL	2,543,762

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—2.4%
$ 250,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 247,821
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	213,692
225,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	224,614
33,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	33,869
350,000	Tenet Healthcare Corp., 4.375%, 1/15/2030	338,682
175,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	180,202
	TOTAL	1,238,880
	Independent Energy—3.1%
100,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	104,310
250,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	249,666
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	151,868
275,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	278,669
150,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	146,792
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	246,268
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	128,163
250,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	264,301
	TOTAL	1,570,037
	Industrial - Other—1.0%
500,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	499,940
	Insurance - P&C—6.5%
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	292,998
400,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	404,650
475,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	479,043
275,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	276,134
525,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	518,985
475,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	487,563
325,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	331,522
125,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	121,122
400,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	407,221
	TOTAL	3,319,238
	Leisure—1.1%
75,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	74,909
200,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	202,012
300,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/1/2030	296,489
	TOTAL	573,410
	Lodging—1.8%
325,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 5/1/2031	308,133
250,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	255,480
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	123,253
225,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	230,274
	TOTAL	917,140
	Media Entertainment—2.6%
50,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	48,013
200,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	187,129
150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	145,759
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	124,919
500,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	432,953
125,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.500%, 7/31/2031	125,841
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	269,985
	TOTAL	1,334,599

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—1.1%
$ 250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	$ 251,241
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	76,685
250,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	248,132
	TOTAL	576,058
	Midstream—5.3%
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	399,726
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	50,015
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	51,003
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	282,808
300,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	289,633
100,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	101,555
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	101,002
115,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	117,946
175,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 4.950%, 7/15/2029	173,402
275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	263,613
325,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 9/1/2031	325,062
400,000	Venture Global Plaquemines LNG LLC, Secured Note, 144A, 6.125%, 12/15/2030	410,864
125,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	126,066
	TOTAL	2,692,695
	Oil Field Services—2.0%
250,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	251,523
275,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	288,146
50,000	Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	50,782
400,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	412,140
	TOTAL	1,002,591
	Packaging—1.9%
100,000	Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	106,767
200,000	Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	200,982
175,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	175,889
150,000	Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	151,503
50,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	47,908
300,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	316,486
	TOTAL	999,535
	Paper—0.7%
175,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	141,878
225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	223,663
	TOTAL	365,541
	Pharmaceuticals—1.3%
375,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	369,118
275,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	272,583
	TOTAL	641,701
	Restaurant—1.1%
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	189,535
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	381,801
	TOTAL	571,336
	Retailers—2.1%
75,000	Academy Ltd., Secured Note, 144A, 5.875%, 5/15/2031	75,463
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	242,810
250,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	252,122
25,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	23,404

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 225,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	$ 223,083
125,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	131,524
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	103,298
	TOTAL	1,051,704
	Supermarkets—0.9%
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	146,089
325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	320,012
	TOTAL	466,101
	Technology—16.9%
150,000	Ahead Db Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	150,254
200,000	APLD Computeco LLC, 144A, 6.750%, 3/15/2031	201,587
200,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	215,888
50,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	50,871
100,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	95,980
200,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	208,490
300,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	274,736
400,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	395,248
125,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	124,044
200,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	197,961
300,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	300,414
100,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	102,266
225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	229,551
125,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	128,934
150,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	150,387
225,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	215,443
150,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	148,009
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	147,903
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	151,548
275,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	277,996
175,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 9/30/2030	178,322
225,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	211,750
50,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	50,019
250,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	243,278
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	71,625
100,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	99,642
175,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	178,646
200,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.250%, 7/24/2030	205,918
100,000	Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	100,514
50,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	49,144
100,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	102,489
100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	91,882
100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	87,282
375,000	PR RNO PROPERTY OWNER 1, Secured Note, 144A, 6.500%, 5/1/2031	375,514
375,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	378,244
75,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	70,150
125,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	124,036
200,000	Se Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	209,189
100,000	Seagate Data Storage Technology Pte. Ltd., Sr. Note, 144A, 4.125%, 1/15/2031	95,500
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,477
225,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	234,479

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 300,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	$ 292,311
385,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	385,030
300,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	296,234
225,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	221,112
225,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	213,449
300,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	315,228
		TOTAL	8,673,974
		Utility - Electric—2.5%
50,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	50,093
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	248,732
125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	120,706
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	223,722
25,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	26,206
150,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	156,197
65,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	64,572
100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	104,154
275,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	294,811
		TOTAL	1,289,193
		TOTAL CORPORATE BONDS (IDENTIFIED COST $42,257,250)	42,475,404
	[1]	FLOATING RATE LOANS—14.1%
		Building Materials—0.2%
100,000		White Cap Buyer LLC, 2026 Incremental Term Loan B–1st Lien, 7.120% (SOFR CME +3.500%), 2/10/2033	99,000
		Cable Satellite—0.2%
98,750		Charter Communications Operating LLC, 2024 Term Loan B5–1st Lien, 5.942% (SOFR CME +2.250%), 12/15/2031	97,753
		Chemicals—0.6%
68,541		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7–1st Lien, 5.450% (SOFR CME +1.750%), 12/20/2029	68,704
150,000	[2]	BASF Coatings, USD Term Loan B–1st Lien, TBD, 5/6/2033	150,258
99,500		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 8/19/2032	99,252
		TOTAL	318,214
		Consumer Cyclical Services—0.5%
174,125		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 6.870% (SOFR CME +3.250%), 8/20/2032	174,663
90,050		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.334% (SOFR CME +2.750%), 2/21/2031	90,500
		TOTAL	265,163
		Consumer Products—0.7%
99,750		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 6.382% (SOFR CME +2.750%), 9/12/2032	100,149
149,625		Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, 6.950% (SOFR CME +3.250%), 12/30/2032	148,690
97,954		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.461% (SOFR CME +3.500%), 7/21/2028	97,910
		TOTAL	346,749
		Diversified Manufacturing—0.5%
98,506		EMRLD Borrower, LP, 2024 Term Loan B–1st Lien, 5.950% (SOFR CME +2.250%), 8/4/2031	98,475
54,506		EMRLD Borrower, LP, Term Loan B–1st Lien, 5.916% (SOFR CME +2.250%), 5/31/2030	54,509
100,000	[2]	Tega MC Australia Holdings Pty Ltd., Term Loan B–1st Lien, TBD, 3/25/2033	100,375
		TOTAL	253,359
		Gaming—0.7%
245,000		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 5.870% (SOFR CME +2.250%), 2/6/2031	236,425
40,500		Caesars Entertainment, Inc., Term Loan B–1st Lien, 5.870% (SOFR CME +2.250%), 2/6/2030	39,285
100,000		Pioneer Opco LLC, Term Loan B–1st Lien, 6.870% (USD Prime + 3.250%), 5/16/2033	100,604
		TOTAL	376,314

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—2.0%
$ 250,000		Ensemble RCM LLC, 2026 Term Loan B–1st Lien, 6.663% (SOFR CME +3.000%), 2/9/2033	$ 249,500
200,000		Hologic, Inc., 2026 USD Term Loan B–1st Lien, 5.924% (SOFR CME +2.250%), 4/7/2033	197,898
99,500		Opal Bidco SAS, USD Term Loan B4–1st Lien, 6.700% (SOFR CME +3.000%), 4/28/2032	99,518
289,856		Parexel International Corp., 2025 Repriced Term Loan B–1st Lien, 6.120% (SOFR CME +2.500%), 12/12/2031	290,189
99,747		Select Medical Corp., 2024 Term Loan B–1st Lien, 5.620% (SOFR CME +2.000%), 12/3/2031	99,291
85,864		Vizient, Inc., 2024 Term Loan B–1st Lien, 5.370% (SOFR CME +1.750%), 8/1/2031	86,014
		TOTAL	1,022,410
		Industrial - Other—0.6%
98,000		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 7.720% (SOFR CME +4.000%), 3/25/2031	97,706
100,000		Fluid-Flow Products, Inc., 2026 Term Loan B–1st Lien, 6.870% (SOFR CME +3.250%), 3/4/2033	100,536
100,000		LSF12 Helix Parent LLC, USD Term Loan B–1st Lien, 7.120% (SOFR CME +3.500%), 2/10/2033	99,325
		TOTAL	297,567
		Insurance - P&C—2.0%
100,000	[2]	Alliant Holdings Intermediate LLC, 2026 Fungible Add On Term Loan B–1st Lien, TBD, 9/19/2031	99,761
250,000	[2]	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B–1st Lien, TBD, 12/29/2031	248,250
148,505		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.620%–6.700% (SOFR CME +3.000%), 2/15/2031	145,980
167,522		HUB International Ltd., 2025 Term Loan B–1st Lien, 5.922% (SOFR CME +2.250%), 6/20/2030	167,860
98,259		Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B–1st Lien, 6.663% (SOFR CME +3.000%), 2/2/2033	97,072
147,758		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.120% (SOFR CME +2.500%), 7/31/2031	147,574
91,935		Truist Insurance Holdings LLC, 2024 Term Loan B–1st Lien, 6.450% (SOFR CME +2.750%), 5/6/2031	90,944
		TOTAL	997,441
		Media Entertainment—0.7%
250,000	[2]	Electronic Arts, Inc., USD Term Loan B–1st Lien, TBD, 3/24/2033	250,760
96,250		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 7.950% (SOFR CME +4.250%), 6/24/2029	96,280
		TOTAL	347,040
		Metals & Mining—0.2%
100,000	[2]	Worthington Steel, Inc., Term Loan B–1st Lien, (TBD), 6/1/2033	99,500
		Midstream—0.4%
125,000		NGL Energy Partners LP, 2026 Term Loan B–1st Lien, 7.131% (SOFR CME +3.500%), 3/11/2033	125,290
100,000		Pelican Pipeline LLC, Term Loan B–1st Lien, 6.461% (SOFR CME +2.750%), 3/25/2033	100,375
		TOTAL	225,665
		Packaging—0.9%
201,696		Charter Nex US, Inc., 2025 Repriced Term Loan B–1st Lien, 6.145% (SOFR CME +2.500%), 11/29/2030	202,049
163,390		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 6.795% (SOFR CME +3.175%), 4/13/2029	159,101
100,000		Sword Purchaser LLC, USD Term Loan B–1st Lien, 7.620% (SOFR CME +4.000%), 4/11/2033	97,400
		TOTAL	458,550
		Pharmaceuticals—1.5%
99,500		Amneal Pharmaceuticals LLC, 2026 Term Loan–1st Lien, 6.620% (SOFR CME +3.000%), 8/1/2032	99,998
248,125		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 9.870% (SOFR CME +6.250%), 10/8/2030	239,336
195,000		Genmab AS, Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 12/13/2032	195,255
250,000		Grifols Worldwide Operations USA, Inc., 2026 USD Term Loan B–1st Lien, 6.187% (SOFR CME +2.500%), 4/14/2033	251,150
		TOTAL	785,739
		Retailers—0.2%
90,000		Men’s Wearhouse, Inc. (The), 2026 Term Loan B–1st Lien, 9.414% (SOFR CME +5.750%), 1/28/2031	90,844
		Technology—1.9%
120,640		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.370% (SOFR CME +2.750%), 2/15/2029	120,489
158,702		Cloud Software Group, Inc., 2025 Term Loan B (2032)–1st Lien, 6.950% (SOFR CME +3.250%), 8/13/2032	148,431
100,000	[2]	Coreweave Financing DDTL V LLC, Delayed Draw Term Loan–1st Lien, 8.113% (SOFR CME +4.500%, (partially unfunded)), 11/17/2031	102,043
99,750		KnowBe4, Inc., 2025 Term Loan–1st Lien, 7.413% (SOFR CME +3.750%), 7/23/2032	85,037

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 150,000		Ping Identity Corp., 2025 Term Loan–1st Lien, 6.381% (SOFR CME +2.750%), 11/15/2032	$ 148,032
47,500		Quartz Acquireco LLC, 2025 Term Loan B–1st Lien, 5.950% (SOFR CME +2.250%), 6/28/2030	39,496
74,813		Shift4 Payments LLC, 2025 Repriced Term Loan B–1st Lien, 5.674% (SOFR CME +2.000%), 7/3/2032	74,813
98,505		UKG, Inc., 2024 Term Loan B–1st Lien, 5.913% (SOFR CME +2.250%), 2/10/2031	95,078
144,613		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 5.913% (SOFR CME +2.250%), 4/12/2031	139,913
		TOTAL	953,332
		Transportation Services—0.3%
150,000		AIT Worldwide Logistics, Inc., 2026 Term Loan B–1st Lien, 7.913% (SOFR CME +4.250%), 4/29/2033	150,234
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,216,459)	7,184,874
		INVESTMENT COMPANY—3.9%
2,006,071		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[3] (IDENTIFIED COST $2,006,071)	2,006,071
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $51,479,780)	51,666,349
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(436,171)
		NET ASSETS—100%	$51,230,178
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2026	$1,169,897
Purchases at Cost	$5,184,475
Proceeds from Sales	$(4,348,301)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$2,006,071
Shares Held as of 5/31/2026	2,006,071
Dividend Income	$15,625

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at May 31, 2026 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$42,475,404	$—	$42,475,404
Floating Rate Loans	—	7,184,874	—	7,184,874
Investment Company	2,006,071	—	—	2,006,071
TOTAL SECURITIES	$2,006,071	$49,660,278	$—	$51,666,349

The following acronym(s) are used throughout this portfolio:
PRIME	—Prime Rate
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar